UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07705
                                                     ---------

                               Phoenix Asset Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,         John H. Beers, Esq.
   Counsel and Secretary for Registrant        Vice President and Counsel
      Phoenix Life Insurance Company         Phoenix Life Insurance Company
            One American Row                       One American Row
         Hartford, CT 06103-2899               Hartford, CT 06130-2899
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: (800) 243-1574
                                                         --------------
                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.
--------------------------------------------------------------------------------

                                                                 JUNE 30, 2006
--------------------------------------------------------------------------------

SEMIANNUAL REPORT

--------------------------------------------------------------------------------

  o   PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

  o   PHOENIX RISING DIVIDENDS FUND

  o   PHOENIX SMALL-MID CAP FUND


TRUST NAME: PHOENIX ASSET TRUST             WOULDN'T YOU RATHER
                                            HAVE THIS DOCUMENT
                                         ?  E-MAILED TO YOU?
                                            Eligible shareholers can sign up for
[LOGO] PHOENIXFUNDS(SM)                     E-Delivery at PhoenixFunds.com

      -------------------------------------------------------------------
      Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
      -------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Asset Trust unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended June 30, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--six Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,


/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

JULY 2006

TABLE OF CONTENTS

Glossary ..................................................................... 3

Phoenix CA Intermediate Tax-Free Bond Fund ................................... 4

Phoenix Rising Dividends Fund ................................................11

Phoenix Small-Mid Cap Fund ...................................................18

Notes to Financial Statements ................................................25

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

XLCA
XL Capital Assurance

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the CA Intermediate Tax-Free Bond Fund, you incur ongoing costs, including investment advisory fees and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

    CA Intermediate            Beginning          Ending        Expenses Paid
   Tax-Free Bond Fund        Account Value     Account Value        During
        Class X            December 31, 2005   June 30, 2006       Period*
------------------------   -----------------   -------------    --------------
Actual                        $ 1,000.00         $  999.20         $ 3.72
Hypothetical (5% return
   before expenses)             1,000.00          1,021.03           3.77

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.75%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Water & Sewer Revenue                   22%
                  General Obligation                      17
                  General Revenue                         16
                  Power Revenue                           11
                  Pre-Refunded                             8
                  Municipal Utility District Revenue       7
                  Development Revenue                      6
                  Other                                   13

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
MUNICIPAL BONDS(d)--98.6%

DEVELOPMENT REVENUE--5.4%
Los Angeles County Public Works Financing
Authority Series A 5.50%, 10/1/18
(FSA Insured) ......................................  $     450  $    480,708

Menlo Park Community Development Agency
Las Pulgas Community Development Project
5.375%, 6/1/16 .....................................        250       255,043

Ontario Redevelopment Financing Authority
Project No. 1 6.90%, 8/1/10 (MBIA Insured) .........         70        77,941

Ontario Redevelopment Financing Authority Project
No. 1 Center City & Cimarron 5.25%, 8/1/13
(MBIA Insured) .....................................        500       532,970

Riverside County Redevelopment Agency
Jurupa Valley Project 5.25%, 10/1/17
(AMBAC Insured) ....................................        250       265,897
                                                                 ------------
                                                                    1,612,559
                                                                 ------------

FACILITIES REVENUE--1.7%
California State Public Works Board Series C
5.25%, 11/1/20 .....................................        500       519,930

GENERAL OBLIGATION--16.4%
Brea Olinda Unified School District Series A 6%,
8/1/15 (FGIC Insured) ..............................        150       170,306

California State 6.25%, 4/1/08 .....................        825       857,885
California State 5.50%, 4/1/10 (MBIA Insured) ......        200       211,084

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
GENERAL OBLIGATION--CONTINUED
California State Unrefunded Balance 2001
5.25%, 6/1/16 ......................................  $      80  $     81,255

Desert Community College District 5%,
8/1/18 (MBIA Insured) ..............................        990     1,040,044

Grossmont-Cuyamaca Community College
Series A 5%, 8/1/19 (MBIA Insured) .................        250       259,483

Metropolitan Water District Southern California
Series A 5.25%, 3/1/11 (Unrefunded Balance) ........        180       186,089

San Diego County Certificates of Participation
5.25%, 11/1/15 (AMBAC Insured) .....................        960     1,017,408

Santa Ana Unified School District 5.70%,
8/1/22 (FGIC Insured) ..............................        400       429,164

Wiseburn School District Series A 5%,
8/1/17 (MBIA Insured) ..............................        580       611,546
                                                                 ------------
                                                                    4,864,264
                                                                 ------------

GENERAL REVENUE--15.5%
California State Economic Recovery
Series C-5 3.88%, 7/1/23 (State Guaranteed)(c) .....      1,000     1,000,000

California State Public Works Board Health
Services 5%, 11/1/17 (XLCA Insured) ................        460       480,171

Commonwealth of Puerto Rico Public
Finance Corp. Series A 5.25%, 8/1/30
(AMBAC Insured)(c) .................................        500       528,865

San Jose Financing Authority Convention Center
Project Series F 5%, 9/1/15 (MBIA Insured) .........      1,000     1,044,200


                        See Notes to Financial Statements                      5

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
GENERAL REVENUE--CONTINUED
Santa Clara County Finance Authority VMC
Facility Project Series A 7.75%, 11/15/11
(AMBAC Insured) ....................................  $     400  $    471,040

South Coast Air Quality Management Corp. 6%,
8/1/11 (AMBAC Insured) .............................      1,000     1,083,290
                                                                 ------------
                                                                    4,607,566
                                                                 ------------

HIGHER EDUCATION REVENUE--1.8%
University of California Series A 5%, 5/15/10
(AMBAC Insured) ....................................        500       521,140

MEDICAL REVENUE--1.2%
California Health Facilities Financing Authority
Series A 5%, 11/15/14 ..............................        250       258,375

San Joaquin County Certificates of Participation
General Hospital Project 5.25%, 9/1/12
(MBIA Insured) .....................................        100       104,849
                                                                 ------------
                                                                      363,224
                                                                 ------------

MUNICIPAL UTILITY DISTRICT REVENUE--7.3%
Los Angeles Water and Power Series A-A2 5%,
7/1/19 .............................................        760       789,017

Sacramento Municipal Utility District Series O
5.25%, 8/15/10 (MBIA Insured) ......................        500       527,120

Sacramento Municipal Utility District Series O
5.25%, 8/15/15 (MBIA Insured) ......................        310       327,877

Sacramento Municipal Utility District Series P
5.25%, 8/15/17 (FSA Insured) .......................        500       526,945
                                                                 ------------
                                                                    2,170,959
                                                                 ------------

POWER REVENUE--11.3%
California State Department of Water Resource
Power Supply Series A 5.25%, 5/1/09
(MBIA Insured) .....................................      1,000     1,036,200

City of Pasadena 5%, 6/1/17 (MBIA Insured) .........        300       310,518

Los Angeles Department of Water & Power
Series A-A-3 5.25%, 7/1/18 .........................        300       300,000

Northern California Power Agency Public Power
Hydroelectric Project No. 1 Series A 5%, 7/1/15
(MBIA Insured) .....................................      1,000     1,031,250

Southern California Public Power Authority
Transmission Project Series B 5%, 7/1/12
(FSA Insured) ......................................        635       671,970
                                                                 ------------
                                                                    3,349,938
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
PRE-REFUNDED--8.3%
California Educational Facilities Authority Chapman
University 5.375%, 10/1/16 Pre-refunded
10/1/06 @102 .......................................  $     250  $    255,887

Contra Costa County Home Mortgage 7.50%,
5/1/14 (GNMA Collateralized)(b) ....................        500       604,515

Cypress Residential Mortgage Series B 7.25%,
1/1/12 (Private Mortgage Insurance)(b) .............        200       232,482

Duarte Redevelopment Agency Single Family
Mortgage Series A 6.875%, 11/1/11
(FNMA Collateralized)(b) ...........................        300       342,480

Modesto Wastewater Treatment Facilities 6%,
11/1/12 (MBIA Insured) .............................        735       820,231

Stockton Housing Authority O'Connor Woods
Project Series A 5.60%, 3/20/28 Pre-refunded
9/20/17 @ 100 (GNMA Collateralized) ................        200       200,776
                                                                 ------------
                                                                    2,456,371
                                                                 ------------

TRANSPORTATION REVENUE--5.1%
Alameda Corridor Transportation Authority
Series A 5.125%, 10/1/16 (MBIA Insured) ............        150       156,804

Alameda Corridor Transportation Authority
Series A 5.125%, 10/1/17 (MBIA Insured) ............        125       130,438

Port of Oakland Series I 5.60%, 11/1/19
(MBIA Insured) .....................................      1,000     1,041,920

San Francisco Bay Area Rapid Transit Financing
Authority 5.25%, 7/1/17 ............................        180       185,848
                                                                 ------------
                                                                    1,515,010
                                                                 ------------

VETERAN REVENUE--3.1%
State of California Veterans Bonds Series 5.15%,
12/1/14 ............................................        895       926,039

WATER & SEWER REVENUE--21.5%
California State Department of Water Resources
Series T 5.125%, 12/1/12 ...........................        250       259,520

California State Department of Water Resources
Series W 5.50%, 12/1/13 (FSA-CR Insured) ...........      1,000     1,094,650

East Bay Municipal Utility District Water System
5.25%, 6/1/18 (MBIA Insured) .......................      1,035     1,091,097

El Dorado Irrigation District Certificates of
Participation Series A 5.25%, 3/1/16
(FGIC Insured) .....................................        365       387,893

Metropolitan Water District of Southern California
Series B 5%, 7/1/13 ................................        500       529,305


6                       See Notes to Financial Statements

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
WATER & SEWER REVENUE--CONTINUED
Modesto Wastewater Series A 5%, 11/1/19
(FSA Insured) ......................................  $     245  $    256,696

Mountain View Shoreline Regional Park
Community Series A 5.50%, 8/1/21
(MBIA Insured) .....................................      1,000     1,021,080

Redlands Financing Authority Series A 5%, 9/1/17
(FSA Insured) ......................................      1,000     1,045,150

Sweetwater Water Authority 5.25%, 4/1/10
(AMBAC Insured) ....................................        165       169,108

Westlands Water District Certificates of
Participation 5.25%, 9/1/14 (MBIA Insured) .........        500       535,985
                                                                 ------------
                                                                    6,390,484
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $29,531,101)                                      29,297,484
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $29,531,101)                                      29,297,484(a)

Other assets and liabilities, net--1.4%                               413,142
                                                                 ------------
NET ASSETS--100.0%                                               $ 29,710,626
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $286,557 and gross depreciation of $520,174 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $29,531,101.

(b)   Escrowed to maturity.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) At June 30, 2006, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
      California 97%. At June 30, 2006, 80% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 40%, FSA 14%, and AMBAC 14%.


                        See Notes to Financial Statements                      7

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $29,531,101)                                $ 29,297,484
Cash                                                                   85,832
Receivables
    Interest                                                          412,271
Trustee retainer                                                        4,890
Prepaid expenses                                                        6,501
                                                                 ------------
       Total assets                                                29,806,978
                                                                 ------------

LIABILITIES
Payables
    Fund shares repurchased                                               176
    Dividend distributions                                             54,932
    Professional fee                                                   16,454
    Investment advisory fee                                            14,291
    Financial agent fee                                                 6,192
    Transfer agent fee                                                  2,061
    Other accrued expenses                                              2,246
                                                                 ------------
       Total liabilities                                               96,352
                                                                 ------------
NET ASSETS                                                       $ 29,710,626
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 29,956,953
Undistributed net investment income                                        80
Accumulated net realized loss                                         (12,790)
Net unrealized depreciation                                          (233,617)
                                                                 ------------
NET ASSETS                                                       $ 29,710,626
                                                                 ============

Shares of beneficial interest outstanding,
    No par value, unlimited authorization
    (Net Assets $29,710,626)                                        2,872,539
Net asset value and offering price per share                           $10.34

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $    719,291
                                                                 ------------
       Total investment income                                        719,291
                                                                 ------------

EXPENSES
Investment advisory fee                                                85,227
Financial agent fee                                                    26,937
Transfer agent                                                          7,527
Professional                                                           15,314
Trustees                                                                9,519
Registration                                                            9,150
Printing                                                                6,061
Custodian                                                               3,051
Miscellaneous                                                           6,828
                                                                 ------------
       Total expenses                                                 169,614
Less expenses reimbursed by investment adviser                        (41,058)
Custodian fees paid indirectly                                           (716)
                                                                 ------------
       Net expenses                                                   127,840
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                          591,451
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               (12,332)
Net change in unrealized appreciation (depreciation) on
    investments                                                      (572,829)
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                       (585,161)
                                                                 ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                              $      6,290
                                                                 ============


8                       See Notes to Financial Statements

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended         Year Ended
                                                                                June 30, 2006    December 31,
                                                                                 (Unaudited)         2005
                                                                                -------------   --------------
FROM OPERATIONS
    Net investment income (loss)                                                $     591,451   $    1,282,877
    Net realized gain (loss)                                                          (12,332)          69,727
    Net change in unrealized appreciation (depreciation)                             (572,829)        (865,137)
                                                                                -------------   --------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         6,290          487,467
                                                                                -------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                                            (597,592)      (1,281,172)
    Net realized short-term gains                                                          --              (50)
    Net realized long-term gains                                                      (25,681)         (44,454)
                                                                                -------------   --------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (623,273)      (1,325,676)
                                                                                -------------   --------------
FROM SHARE TRANSACTIONS
    Proceeds from sales of shares (259,091 and 300,844 shares, respectively)        2,715,751        3,212,011
    Net asset value of shares issued from reinvestment of distributions
      (24,613 and 56,283 shares, respectively)                                        257,290          598,864
    Cost of shares repurchased (819,465 and 502,660 shares, respectively)          (8,562,100)      (5,341,011)
                                                                                -------------   --------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (5,589,059)      (1,530,136)
                                                                                -------------   --------------
    NET INCREASE (DECREASE) IN NET ASSETS                                          (6,206,042)      (2,368,345)
NET ASSETS
    Beginning of period                                                            35,916,668       38,285,013
                                                                                -------------   --------------
    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $80 AND $6,221, RESPECTIVELY)                                             $  29,710,626   $   35,916,668
                                                                                =============   ==============



                        See Notes to Financial Statements                      9

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS X
                                                 -----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2006  --------------------------------------------------------------
                                                  (UNAUDITED)     2005          2004          2003          2002        2001
Net asset value, beginning of period             $  10.54       $  10.77      $  10.96      $  10.93      $  10.74    $  10.83
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                     0.18(1)        0.36(1)       0.37          0.41          0.46        0.47
    Net realized and unrealized gain (loss)         (0.19)         (0.22)        (0.04)         0.04          0.24       (0.02)
                                                 --------       --------      --------      --------      --------    --------
        TOTAL FROM INVESTMENT OPERATIONS            (0.01)          0.14          0.33          0.45          0.70        0.45
                                                 --------       --------      --------      --------      --------    --------
LESS DISTRIBUTIONS
    Dividends from net investment income            (0.18)         (0.36)        (0.37)        (0.41)        (0.46)      (0.47)
    Distributions from net realized gains           (0.01)         (0.01)        (0.15)        (0.01)        (0.05)      (0.07)
                                                 --------       --------      --------      --------      --------    --------
        TOTAL DISTRIBUTIONS                         (0.19)         (0.37)        (0.52)        (0.42)        (0.51)      (0.54)
                                                 --------       --------      --------      --------      --------    --------
Change in net asset value                           (0.20)         (0.23)        (0.19)         0.03          0.19       (0.09)
                                                 --------       --------      --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD                   $  10.34       $  10.54      $  10.77      $  10.96      $  10.93    $  10.74
                                                 ========       ========      ========      ========      ========    ========
Total return                                        (0.08)%(2)      1.33%         3.04%         4.25%         6.60%       4.26%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)        $ 29,711       $ 35,917      $ 38,285      $ 39,368      $ 33,307    $ 34,422

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Net operating expenses                           0.75%(3)       0.75%         0.75%         0.75%         0.75%       0.75%
    Gross operating expenses                         0.99%(3)       1.03%         0.98%         1.03%         0.98%       0.85%
    Net investment income (loss)                     3.47%(3)       3.37%         3.39%         3.72%         4.18%       4.38%
Portfolio turnover                                     14%(2)         36%           62%           33%           21%         61%

(1)   Computed using average shares outstanding.

(2)   Not annualized.

(3)   Annualized.


10                      See Notes to Financial Statements

PHOENIX RISING DIVIDENDS FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Rising Dividends Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning           Ending        Expenses Paid
 Rising Dividends Fund       Account Value      Account Value       During
        Class X            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                       $  1,000.00         $   999.00        $  5.40
Hypothetical (5% return
   before expenses)             1,000.00           1,019.33           5.47

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.09%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
 Rising Dividends Fund       Account Value      Account Value       During
        Class A            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                       $  1,000.00         $   997.70        $  6.64
Hypothetical (5% return
   before expenses)             1,000.00           1,018.07           6.73

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.34%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
 Rising Dividends Fund       Account Value      Account Value       During
        Class B            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                       $  1,000.00         $   994.30        $ 10.33
Hypothetical (5% return
   before expenses)             1,000.00           1,014.31          10.49

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.09%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending        Expenses Paid
 Rising Dividends Fund       Account Value      Account Value       During
        Class C            December 31, 2005    June 30, 2006       Period*
-----------------------    -----------------    -------------    -------------
Actual                       $  1,000.00         $   994.30        $ 10.33
Hypothetical (5% return
   before expenses)             1,000.00           1,014.31          10.49

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.09%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX RISING DIVIDENDS FUND

--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Financials                              21%
                  Information Technology                  15
                  Consumer Staples                        15
                  Industrials                             11
                  Energy                                  11
                  Health Care                             10
                  Consumer Discretionary                   7
                  Other                                   10

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--99.4%

AIR FREIGHT & LOGISTICS--1.9%
United Parcel Service, Inc. Class B ................     21,600  $  1,778,328

ASSET MANAGEMENT & CUSTODY BANKS--1.4%
State Street Corp. .................................     23,000     1,336,070

COMMUNICATIONS EQUIPMENT--2.0%
Qualcomm, Inc. .....................................     46,800     1,875,276

COMPUTER HARDWARE--4.3%
Diebold, Inc.(c) ...................................     40,000     1,624,800
International Business Machines Corp. ..............     30,610     2,351,460
                                                                 ------------
                                                                    3,976,260
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Automatic Data Processing, Inc. ....................     41,730     1,892,456

DEPARTMENT STORES--1.5%
Nordstrom, Inc. ....................................     38,100     1,390,650

DIVERSIFIED BANKS--4.4%
U.S. Bancorp .......................................     47,000     1,451,360
Wells Fargo & Co. ..................................     38,680     2,594,654
                                                                 ------------
                                                                    4,046,014
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.8%
Cintas Corp. .......................................     42,000     1,669,920

ELECTRIC UTILITIES--1.5%
Southern Co. (The) .................................     42,200     1,352,510

                                                       SHARES        VALUE
                                                      ---------  ------------
FOOTWEAR--2.0%
Nike, Inc. Class B .................................     22,800  $  1,846,800

HEALTH CARE EQUIPMENT--3.3%
Biomet, Inc. .......................................     41,600     1,301,664
Medtronic, Inc. ....................................     37,800     1,773,576
                                                                 ------------
                                                                    3,075,240
                                                                 ------------

HOUSEHOLD PRODUCTS--3.1%
Procter & Gamble Co. (The) .........................     52,000     2,891,200

HYPERMARKETS & SUPER CENTERS--5.2%
Costco Wholesale Corp. .............................     33,900     1,936,707
Wal-Mart Stores, Inc. ..............................     61,100     2,943,187
                                                                 ------------
                                                                    4,879,894
                                                                 ------------

INDUSTRIAL CONGLOMERATES--6.4%
3M Co. .............................................     26,200     2,116,174
General Electric Co. ...............................    116,860     3,851,706
                                                                 ------------
                                                                    5,967,880
                                                                 ------------

INDUSTRIAL MACHINERY--1.6%
Illinois Tool Works, Inc. ..........................     32,240     1,531,400

INTEGRATED OIL & GAS--10.1%
Chevron Corp. ......................................     34,500     2,141,070
ConocoPhillips .....................................     49,000     3,210,970
Exxon Mobil Corp. ..................................     66,240     4,063,824
                                                                 ------------
                                                                    9,415,864
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc. .........................................    100,300     2,797,367


12                      See Notes to Financial Statements

PHOENIX RISING DIVIDENDS FUND

                                                       SHARES        VALUE
                                                      ---------  ------------
INVESTMENT BANKING & BROKERAGE--2.7%
Morgan Stanley .....................................     39,600  $  2,503,116

LIFE & HEALTH INSURANCE--3.4%
AFLAC, Inc. ........................................     36,500     1,691,775
MetLife, Inc. ......................................     28,500     1,459,485
                                                                 ------------
                                                                    3,151,260
                                                                 ------------

MOVIES & ENTERTAINMENT--1.5%
Walt Disney Co. (The) ..............................     47,600     1,428,000

MULTI-LINE INSURANCE--2.7%
American International Group, Inc. .................     42,200     2,491,910

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Apache Corp. .......................................     14,500       989,625

OTHER DIVERSIFIED FINANCIAL SERVICES--5.3%
Bank of America Corp. ..............................     51,800     2,491,580
Citigroup, Inc. ....................................     50,200     2,421,648
                                                                 ------------
                                                                    4,913,228
                                                                 ------------

PERSONAL PRODUCTS--1.7%
Avon Products, Inc. ................................     50,300     1,559,300

PHARMACEUTICALS--7.2%
Abbott Laboratories ................................     33,200     1,447,852
Johnson & Johnson ..................................     63,870     3,827,090
Wyeth ..............................................     32,000     1,421,120
                                                                 ------------
                                                                    6,696,062
                                                                 ------------

PUBLISHING & PRINTING--2.0%
Gannett Co., Inc. ..................................     32,900     1,840,097

REGIONAL BANKS--1.5%
Synovus Financial Corp. ............................     52,600     1,408,628

SEMICONDUCTORS--5.3%
Intel Corp. ........................................    140,500     2,662,475
Linear Technology Corp. ............................     67,900     2,273,971
                                                                 ------------
                                                                    4,936,446
                                                                 ------------

SOFT DRINKS--4.9%
Coca-Cola Co. (The) ................................     56,360     2,424,607
PepsiCo, Inc. ......................................     34,900     2,095,396
                                                                 ------------
                                                                    4,520,003
                                                                 ------------

                                                       SHARES        VALUE
                                                      ---------  ------------
SPECIALTY CHEMICALS--2.8%
Sigma-Aldrich Corp.(c) .............................     35,200  $  2,556,928

SYSTEMS SOFTWARE--1.8%
Microsoft Corp. ....................................     72,480     1,688,784
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $87,697,196)                                      92,406,516
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $87,697,196)                                      92,406,516
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.2%

MONEY MARKET MUTUAL FUNDS--2.6%
State Street Navigator Prime Plus (5.06% seven
day effective yield)(b) ............................  2,411,494     2,411,494

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
COMMERCIAL PAPER(d)--0.6%
UBS Americas 5.27%, 7/3/06 .........................  $     555       554,837
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,966,331)                                        2,966,331
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.6%
(IDENTIFIED COST $90,663,527)                                      95,372,847(a)

Other assets and liabilities, net--(2.6)%                          (2,408,752)
                                                                 ------------
NET ASSETS--100.0%                                               $ 92,964,095
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,255,533 and gross depreciation of $3,260,672 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $91,377,986.

(b) Represents security purchased with cash collateral received for securities on loan.

(c)   All or a portion of security is on loan.

(d)   The rate shown is the discount rate.


                        See Notes to Financial Statements                     13

PHOENIX RISING DIVIDENDS FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value,
    including $2,359,327 of securities on loan
    (Identified cost $90,663,527)                                $ 95,372,847
Cash                                                                    2,121
Receivables
    Dividends                                                         108,654
    Fund shares sold                                                   82,947
Trustee retainer                                                        2,351
Prepaid expenses                                                       20,237
                                                                 ------------
       Total assets                                                95,589,157
                                                                 ------------

LIABILITIES
Payables
    Fund shares repurchased                                           102,114
    Upon return of securities loaned                                2,411,494
    Investment advisory fee                                            58,322
    Professional fee                                                   15,804
    Transfer agent fee                                                 13,803
    Financial agent fee                                                 9,612
    Distribution and service fees                                       5,583
    Other accrued expenses                                              8,330
                                                                 ------------
       Total liabilities                                            2,625,062
                                                                 ------------
NET ASSETS                                                       $ 92,964,095
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 99,811,996
Undistributed net investment income                                   247,733
Accumulated net realized loss                                     (11,804,954)
Net unrealized appreciation                                         4,709,320
                                                                 ------------
NET ASSETS                                                       $ 92,964,095
                                                                 ============

CLASS X
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $78,655,169)                5,091,197
Net asset value and offering price per share                           $15.45

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $10,109,260)                  655,907
Net asset value per share                                              $15.41
Offering price per share $15.41/(1-5.75%)                              $16.35

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $2,233,394)                   146,366
Net asset value and offering price per share                           $15.26

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $1,966,272)                   128,787
Net asset value and offering price per share                           $15.27

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $  1,078,016
Interest                                                               25,465
Security lending                                                        1,402
                                                                 ------------
       Total investment income                                      1,104,883
                                                                 ------------

EXPENSES
Investment advisory fee                                               370,455
Service fees, Class A                                                  14,242
Distribution and service fees, Class B                                 12,608
Distribution and service fees, Class C                                 10,981
Financial agent fee                                                    46,006
Transfer agent                                                         32,320
Registration                                                           26,041
Printing                                                               17,694
Professional                                                           14,866
Trustees                                                               12,071
Custodian                                                               6,410
Miscellaneous                                                          11,669
                                                                 ------------
       Total expenses                                                 575,363
Custodian fees paid indirectly                                            (28)
                                                                 ------------
       Net expenses                                                   575,335
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                          529,548
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             1,063,480
Net change in unrealized appreciation (depreciation)
    on investments                                                 (1,629,672)
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                       (566,192)
                                                                 ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                              $    (36,644)
                                                                 ============


14                      See Notes to Financial Statements

PHOENIX RISING DIVIDENDS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended         Year Ended
                                                                                June 30, 2006     December 31,
                                                                                 (Unaudited)         2005
                                                                                -------------   --------------
FROM OPERATIONS
    Net investment income (loss)                                                $     529,548   $    1,250,576
    Net realized gain (loss)                                                        1,063,480        5,582,035
    Net change in unrealized appreciation (depreciation)                           (1,629,672)      (8,998,282)
                                                                                -------------   --------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       (36,644)      (2,165,671)
                                                                                -------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class X                                                   (327,856)      (1,324,154)
    Net investment income, Class A                                                    (28,816)        (424,144)
    Net investment income, Class B                                                     (1,909)          (9,192)
    Net investment income, Class C                                                     (1,715)          (8,278)
                                                                                -------------   --------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (360,296)      (1,765,768)
                                                                                -------------   --------------
FROM SHARE TRANSACTIONS
CLASS X
    Proceeds from sales of shares (86,627 and 436,950 shares, respectively)         1,357,400        6,804,544
    Net asset value of shares issued from reinvestment of distributions
      (12,683 and 48,431 shares, respectively)                                        193,542          759,875
    Cost of shares repurchased (487,175 and 1,059,956 shares, respectively)        (7,606,839)     (16,369,469)
                                                                                -------------   --------------
Total                                                                              (6,055,897)      (8,805,050)
                                                                                -------------   --------------
CLASS A
    Proceeds from sales of shares (48,181 and 552,328 shares, respectively)           753,693        8,601,133
    Net asset value of shares issued from reinvestment of distributions
      (1,831 and 26,708 shares, respectively)                                          27,886          416,489
    Cost of shares repurchased (226,464 and 3,101,744 shares, respectively)        (3,555,710)     (48,397,862)
                                                                                -------------   --------------
Total                                                                              (2,774,131)     (39,380,240)
                                                                                -------------   --------------
CLASS B
    Proceeds from sales of shares (3,362 and 22,646 shares, respectively)              52,143          349,846
    Net asset value of shares issued from reinvestment of distributions
      (111 and 382 shares, respectively)                                                1,679            5,949
    Cost of shares repurchased (36,356 and 33,260 shares, respectively)              (561,995)        (513,247)
                                                                                -------------   --------------
Total                                                                                (508,173)        (157,452)
                                                                                -------------   --------------
CLASS C
    Proceeds from sales of shares (5,843 and 30,780 shares, respectively)              91,313          475,661
    Net asset value of shares issued from reinvestment of distributions
      (109 and 473 shares, respectively)                                                1,639            7,366
    Cost of shares repurchased (32,964 and 74,357 shares, respectively)              (511,411)      (1,141,833)
                                                                                -------------   --------------
Total                                                                                (418,459)        (658,806)
                                                                                -------------   --------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (9,756,660)     (49,001,548)
                                                                                -------------   --------------
    NET INCREASE (DECREASE) IN NET ASSETS                                         (10,153,600)     (52,932,987)
NET ASSETS
    Beginning of period                                                           103,117,695      156,050,682
                                                                                -------------   --------------
    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $247,733 AND $78,481, RESPECTIVELY)                                       $  92,964,095   $  103,117,695
                                                                                =============   ==============


                        See Notes to Financial Statements                     15

PHOENIX RISING DIVIDENDS FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS X
                                               ------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                            YEAR ENDED DECEMBER 31,
                                               JUNE 30,2006     -------------------------------------------------------------
                                                (UNAUDITED)       2005          2004          2003          2002       2001
Net asset value, beginning of period            $   15.53       $  15.95      $  15.40      $  13.03      $  15.81   $  17.97
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                     0.09(2)        0.16(2)       0.20(2)       0.07(2)       0.06       0.05
    Net realized and unrealized gain (loss)         (0.11)         (0.35)         0.53          2.33         (2.78)     (2.03)
                                                ---------       --------      --------      --------      --------   --------
       TOTAL FROM INVESTMENT OPERATIONS             (0.02)         (0.19)         0.73          2.40         (2.72)     (1.98)
                                                ---------       --------      --------      --------      --------   --------
LESS DISTRIBUTIONS
    Dividends from net investment income            (0.06)         (0.23)        (0.18)        (0.03)        (0.06)     (0.05)
    Distributions from net realized gain               --             --            --            --            --      (0.13)
                                                ---------       --------      --------      --------      --------   --------
       TOTAL DISTRIBUTIONS                          (0.06)         (0.23)        (0.18)        (0.03)        (0.06)     (0.18)
                                                ---------       --------      --------      --------      --------   --------
Change in net asset value                           (0.08)         (0.42)         0.55          2.37         (2.78)     (2.16)
                                                ---------       --------      --------      --------      --------   --------
NET ASSET VALUE, END OF PERIOD                  $   15.45       $  15.53      $  15.95      $  15.40      $  13.03   $  15.81
                                                =========       ========      ========      ========      ========   ========
Total return                                        (0.10)%(3)     (1.19)%        4.76%        18.45%       (17.25)%   (11.03)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)       $  78,655       $ 85,075      $ 96,558      $ 82,361      $ 77,263   $104,770

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               1.09%(4)       1.04%         1.04%         1.19%         1.04%      0.95%
    Net investment income (loss)                     1.15%(4)       1.04%         1.25%         0.53%         0.42%      0.30%
Portfolio turnover                                     27%(3)         33%           22%           26%           26%        32%

                                                                               CLASS A
                                              -------------------------------------------------------------------------
                                               SIX MONTHS                                              FROM INCEPTION
                                                  ENDED               YEAR ENDED DECEMBER 31,          AUGUST 30, 2002
                                              JUNE 30, 2006     ------------------------------------   TO DECEMBER 31,
                                               (UNAUDITED)        2005          2004          2003           2002
Net asset value, beginning of period            $   15.49       $  15.91      $  15.35      $  13.02      $  13.53
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                     0.07(2)        0.12(2)       0.17(2)       0.05(2)         --(5)
    Net realized and unrealized gain (loss)         (0.11)         (0.35)         0.53          2.31         (0.51)
                                                ---------       --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS             (0.04)         (0.23)         0.70          2.36         (0.51)
                                                ---------       --------      --------      --------      --------
LESS DISTRIBUTIONS
    Dividends from net investment income            (0.04)         (0.19)        (0.14)        (0.03)           --
                                                ---------       --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                          (0.04)         (0.19)        (0.14)        (0.03)           --
                                                ---------       --------      --------      --------      --------
Change in net asset value                           (0.08)         (0.42)         0.56          2.33         (0.51)
                                                ---------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $   15.41       $  15.49      $  15.91      $  15.35      $  13.02
                                                =========       ========      ========      ========      ========
Total return(1)                                     (0.23)%(3)     (1.43)%        4.61%        18.06%        (3.77)%(3)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)       $  10,109       $ 12,894      $ 53,369      $ 28,988      $  4,012

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               1.34%(4)       1.29%         1.28%         1.44%         1.29%(4)
    Net investment income (loss)                     0.88%(4)       0.76%         1.09%         0.36%         0.17%(4)
Portfolio turnover                                     27%(3)         33%           22%           26%           26%(3)

(1) Sales charges are not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) Not annualized.

(4) Annualized.

(5) Amount is less than $0.01.


16                      See Notes to Financial Statements

PHOENIX RISING DIVIDENDS FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS B
                                              -------------------------------------------------------------------------
                                                SIX MONTHS                                             FROM INCEPTION
                                                   ENDED              YEAR ENDED DECEMBER 31,          AUGUST 30, 2002
                                               JUNE 30, 2006    ------------------------------------   TO DECEMBER 31,
                                                (UNAUDITED)       2005          2004          2003           2002
Net asset value, beginning of period            $   15.36       $  15.76      $  15.20      $  12.98      $  13.53
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                     0.01(4)        0.01(4)       0.06(4)      (0.06)(4)     (0.01)
    Net realized and unrealized gain                (0.10)         (0.36)         0.52          2.30         (0.54)
                                                ---------       --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS             (0.09)         (0.35)         0.58          2.24         (0.55)
                                                ---------       --------      --------      --------      --------
 LESS DISTRIBUTIONS
    Dividends from net investment income            (0.01)         (0.05)        (0.02)        (0.02)           --
                                                ---------       --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                          (0.01)         (0.05)        (0.02)        (0.02)           --
                                                ---------       --------      --------      --------      --------
Change in net asset value                           (0.10)         (0.40)         0.56          2.22         (0.55)
                                                ---------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $   15.26       $  15.36      $  15.76      $  15.20      $  12.98
                                                =========       ========      ========      ========      ========
Total return(1)                                     (0.57)%(2)     (2.22)%        3.80%        17.29%        (4.07)%(2)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)       $   2,233       $  2,754      $  2,987      $  1,717      $    336

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               2.09%(3)       2.05%         2.04%         2.19%         2.04%(3)
    Net investment income (loss)                     0.14%(3)       0.05%         0.36%        (0.47)%       (0.58)%(3)
Portfolio turnover                                     27%(2)         33%           22%           26%           26%(2)

                                                                                  CLASS C
                                              -------------------------------------------------------------------------
                                               SIX MONTHS                                               FROM INCEPTION
                                                  ENDED               YEAR ENDED DECEMBER 31,           AUGUST 30, 2002
                                              JUNE 30, 2006     ------------------------------------    TO DECEMBER 31,
                                               (UNAUDITED)        2005          2004          2003           2002
Net asset value, beginning of period            $   15.37       $  15.77      $  15.20      $  12.98      $  13.53
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                     0.01(4)        0.01(4)       0.05(4)      (0.06)(4)     (0.01)
    Net realized and unrealized gain                (0.10)         (0.36)         0.54          2.30         (0.54)
                                                ---------       --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS             (0.09)         (0.35)         0.59          2.24         (0.55)
                                                ---------       --------      --------      --------      --------
LESS DISTRIBUTIONS
    Dividends from net investment income            (0.01)         (0.05)        (0.02)        (0.02)           --
                                                ---------       --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                          (0.01)         (0.05)        (0.02)        (0.02)           --
                                                ---------       --------      --------      --------      --------
Change in net asset value                           (0.10)         (0.40)         0.57          2.22         (0.55)
                                                ---------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $   15.27       $  15.37      $  15.77      $  15.20      $  12.98
                                                =========       ========      ========      ========      ========
Total return(1)                                     (0.57)%(2)     (2.22)%        3.85%        17.24%        (4.07)%(2)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)       $   1,966       $  2,395      $  3,137      $  1,952      $    575

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               2.09%(3)       2.05%         2.04%         2.19%         2.04%(3)
    Net investment income (loss)                     0.14%(3)       0.05%         0.32%        (0.47)%       (0.58)%(3)
Portfolio turnover                                     27%(2)         33%           22%           26%           26%(2)

(1) Sales charges are not reflected in the total return calculation.

(2) Not annualized.

(3) Annualized.

(4) Computed using average shares outstanding.


                        See Notes to Financial Statements                     17

PHOENIX SMALL-MID CAP FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Mid Cap Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                              Beginning          Ending       Expenses Paid
  Small Mid-Cap Fund        Account Value     Account Value      During
        Class X           December 31, 2005   June 30, 2006      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00        $ 1,033.40        $ 6.15
Hypothetical (5% return
   before expenses)            1,000.00          1,018.68          6.12

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.22%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning          Ending       Expenses Paid
  Small Mid-Cap Fund        Account Value     Account Value      During
        Class A           December 31, 2005   June 30, 2006      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00        $ 1,032.30        $ 7.41
Hypothetical (5% return
   before expenses)            1,000.00          1,017.42          7.38

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.47%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning          Ending       Expenses Paid
  Small Mid-Cap Fund        Account Value     Account Value      During
        Class B           December 31, 2005   June 30, 2006      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00        $ 1,028.70       $ 11.17
Hypothetical (5% return
   before expenses)            1,000.00          1,013.65         11.15

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.22%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning          Ending       Expenses Paid
  Small Mid-Cap Fund        Account Value     Account Value      During
        Class C           December 31, 2005   June 30, 2006      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00        $ 1,028.60       $ 11.17
Hypothetical (5% return
   before expenses)            1,000.00          1,013.65         11.15

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.22%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX SMALL-MID CAP FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                              19%
Information Technology                  19
Industrials                             16
Consumer Discretionary                  12
Energy                                   6
Materials                                6
Consumer Staples                         3
Other                                   19

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------  ------------

DOMESTIC COMMON STOCKS--98.9%

ADVERTISING--3.5%
Catalina Marketing Corp.(d) ........................    146,010  $  4,155,445

AIR FREIGHT & LOGISTICS--5.0%
Pacer International, Inc.(d) .......................    183,000     5,962,140

APPLICATION SOFTWARE--8.8%
Fair Isaac Corp.(d) ................................    146,585     5,322,501
Jack Henry & Associates, Inc.(d) ...................    265,815     5,225,923
                                                                 ------------
                                                                   10,548,424
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--4.7%
Eaton Vance Corp.(d) ...............................    228,508     5,703,560

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--5.4%
Cintas Corp.(d) ....................................     53,565     2,129,745
Copart, Inc.(b)(d) .................................    176,500     4,334,840
                                                                 ------------
                                                                    6,464,585
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--3.8%
Mettler-Toledo International, Inc.(b) ..............     75,000     4,542,750

ENVIRONMENTAL & FACILITIES SERVICES--2.3%
Stericycle, Inc.(b)(d) .............................     43,400     2,825,340

GENERAL MERCHANDISE STORES--2.3%
99 Cents Only Stores(b)(d) .........................    260,000     2,719,600

HEALTH CARE SERVICES--2.1%
Pediatrix Medical Group, Inc.(b) ...................     55,000     2,491,500

HOMEFURNISHING RETAIL--4.6%
Rent-A-Center, Inc.(b)(d) ..........................    221,250     5,500,275

                                                        SHARES       VALUE
                                                      ---------  ------------
HOUSEHOLD PRODUCTS--3.0%
Church & Dwight Co., Inc. ..........................     98,000  $  3,569,160

INDUSTRIAL CONGLOMERATES--2.3%
Teleflex, Inc.(d) ..................................     50,610     2,733,952

INDUSTRIAL MACHINERY--3.1%
Donaldson Co., Inc.(d) .............................    110,200     3,732,474

INSURANCE BROKERS--2.3%
Brown & Brown, Inc.(d) .............................     95,600     2,793,432

IT CONSULTING & OTHER SERVICES--3.3%
SRA International, Inc. Class A(b)(d) ..............    148,000     3,941,240

LIFE & HEALTH INSURANCE--3.8%
StanCorp Financial Group, Inc. .....................     89,000     4,530,990

OFFICE ELECTRONICS--2.2%
Zebra Technologies Corp. Class A(b)(d) .............     79,300     2,708,888

OFFICE SERVICES & SUPPLIES--1.5%
Mine Safety Appliances Co. .........................     45,000     1,809,000

OIL & GAS EQUIPMENT & SERVICES--7.0%
Universal Compression Holdings, Inc.(b) ............    134,000     8,437,980

PAPER PACKAGING--4.1%
Bemis Co., Inc.(d) .................................    162,944     4,989,345

PROPERTY & CASUALTY INSURANCE--3.3%
Cincinnati Financial Corp.(d) ......................     85,674     4,027,535

REGIONAL BANKS--5.0%
UCBH Holdings, Inc.(d) .............................    365,000     6,037,100


                        See Notes to Financial Statements                     19

PHOENIX SMALL-MID CAP FUND

                                                        SHARES      VALUE
                                                      ---------  ------------
REINSURANCE--4.0%
Reinsurance Group of America, Inc.(d) ..............     98,600  $  4,846,190

SEMICONDUCTORS--4.7%
Microchip Technology, Inc. .........................    168,000     5,636,400

SPECIALIZED CONSUMER SERVICES--4.4%
Regis Corp.(d) .....................................    147,000     5,234,670

SPECIALTY CHEMICALS--2.4%
Valspar Corp. (The)(d) .............................    109,040     2,879,746
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $93,623,207)                                     118,821,721
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $93,623,207)                                     118,821,721
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.6%

MONEY MARKET MUTUAL FUNDS--19.6%
State Street Navigator Prime Plus (5.06%
seven day effective yield)(c) ...................... 23,512,756    23,512,756

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
COMMERCIAL PAPER(e)--1.0%
UBS Americas 5.27%, 7/3/06 .........................  $   1,202     1,201,648
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $24,714,404)                                      24,714,404
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--119.5%
(IDENTIFIED COST $118,337,611)                                    143,536,125(a)

Other assets and liabilities, net--(19.5)%                        (23,437,902)
                                                                 ------------
NET ASSETS--100.0%                                               $120,098,223
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,460,357 and gross depreciation of $1,261,843 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $118,337,611.

(b) Non-income producing.

(c) Represents security purchased with cash collateral received for securities on loan.

(d) All or a portion of security is on loan.

(e) The rate shown is the discount rate.


20                      See Notes to Financial Statements

PHOENIX SMALL-MID CAP FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                   (UNAUDITED)
ASSETS
Investment securities at value,
    including $22,932,871 of securities on loan
    (Identified cost $118,337,611)                               $143,536,125
Cash                                                                    1,677
Receivables
    Investment securities sold                                      1,914,573
    Fund shares sold                                                  227,594
    Dividends                                                          71,595
Trustee retainer                                                          938
Prepaid expenses                                                       21,347
                                                                 ------------
       Total assets                                               145,773,849
                                                                 ------------
LIABILITIES
Payables
    Investment securities purchased                                 1,777,280
    Fund shares repurchased                                           214,988
    Upon return of securities loaned                               23,512,756
    Investment advisory fee                                            84,221
    Transfer agent fee                                                 27,510
    Distribution and service fees                                      20,235
    Financial agent fee                                                11,532
    Other accrued expenses                                             27,104
                                                                 ------------
       Total liabilities                                           25,675,626
                                                                 ------------
NET ASSETS                                                       $120,098,223
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 81,987,009
Accumulated net investment loss                                      (360,808)
Accumulated net realized gain                                      13,273,508
Net unrealized appreciation                                        25,198,514
                                                                 ------------
NET ASSETS                                                       $120,098,223
                                                                 ============
CLASS X
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $69,047,614)                3,233,451
Net asset value and offering price per share                           $21.35

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $35,289,567)                1,667,990
Net asset value per share                                              $21.16
Offering price per share $21.16/(1-5.75%)                              $22.45

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $3,256,982)                   158,205
Net asset value and offering price per share                           $20.59

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $12,504,060)                  606,718
Net asset value and offering price per share                           $20.61

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $    530,150
Interest                                                               28,302
Security lending                                                       11,588
                                                                 ------------
       Total investment income                                        570,040
                                                                 ------------
EXPENSES
Investment advisory fee                                               554,769
Service fees, Class A                                                  46,489
Distribution and service fees, Class B                                 18,538
Distribution and service fees, Class C                                 68,324
Financial agent fee                                                    55,990
Transfer agent                                                         84,990
Registration                                                           27,199
Printing                                                               25,415
Professional                                                           14,963
Trustees                                                               13,491
Custodian                                                               7,380
Miscellaneous                                                          13,300
                                                                 ------------
       Total expenses                                                 930,848
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                         (360,808)
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
Net realized gain (loss) on investments                            14,118,660
Net change in unrealized appreciation (depreciation)
    on investments                                                 (9,245,380)
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                      4,873,280
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                              $  4,512,472
                                                                 ============


                        See Notes to Financial Statements                     21

PHOENIX SMALL-MID CAP FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended         Year Ended
                                                                                June 30, 2006    December 31,
                                                                                 (Unaudited)         2005
                                                                                -------------   --------------
FROM OPERATIONS
    Net investment income (loss)                                                $    (360,808)  $     (653,688)
    Net realized gain (loss)                                                       14,118,660       18,147,704
    Net change in unrealized appreciation (depreciation)                           (9,245,380)     (15,195,581)
                                                                                -------------   --------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     4,512,472        2,298,435
                                                                                -------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net realized long-term gains, Class X                                          (2,085,738)              --
    Net realized long-term gains, Class A                                          (1,067,445)              --
    Net realized long-term gains, Class B                                            (104,741)              --
    Net realized long-term gains, Class C                                            (381,369)              --
                                                                                -------------   --------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      (3,639,293)              --
                                                                                -------------   --------------
FROM SHARE TRANSACTIONS
CLASS X
    Proceeds from sales of shares (229,271 and 477,066 shares, respectively)        5,092,883        9,519,100
    Net asset value of shares issued from reinvestment of distributions
      (80,431 and 0 shares, respectively)                                           1,669,761               --
    Cost of shares repurchased (750,150 and 1,287,633 shares, respectively)       (16,643,532)     (25,745,311)
                                                                                -------------   --------------
Total                                                                              (9,880,888)     (16,226,211)
                                                                                -------------   --------------
CLASS A
    Proceeds from sales of shares (197,372 and 847,062 shares, respectively)        4,353,232       16,653,578
    Net asset value of shares issued from reinvestment of distributions
      (42,355 and 0 shares, respectively)                                             871,248               --
    Cost of shares repurchased (376,811 and 2,626,953 shares, respectively)        (8,279,148)     (52,735,024)
                                                                                -------------   --------------
Total                                                                              (3,054,668)     (36,081,446)
                                                                                -------------   --------------
CLASS B
    Proceeds from sales of shares (9,000 and 70,155 shares, respectively)             192,759        1,363,205
    Net asset value of shares issued from reinvestment of distributions
      (4,404 and 0 shares, respectively)                                               88,158               --
    Cost of shares repurchased (46,781 and 95,771 shares, respectively)              (999,459)      (1,863,646)
                                                                                -------------   --------------
Total                                                                                (718,542)        (500,441)
                                                                                -------------   --------------
CLASS C
    Proceeds from sales of shares (72,846 and 128,207 shares, respectively)         1,544,505        2,482,794
    Net asset value of shares issued from reinvestment of distributions
      (13,401 and 0 shares, respectively)                                             268,551               --
    Cost of shares repurchased (161,028 and 325,669 shares, respectively)          (3,455,299)      (6,363,844)
                                                                                -------------   --------------
Total                                                                              (1,642,243)      (3,881,050)
                                                                                -------------   --------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (15,296,341)     (56,689,148)
                                                                                -------------   --------------
    NET INCREASE (DECREASE) IN NET ASSETS                                         (14,423,162)     (54,390,713)

NET ASSETS
    Beginning of period                                                           134,521,385      188,912,098
                                                                                -------------   --------------
    END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
       UNDISTRIBUTED NET INVESTMENT INCOME OF $(360,808) AND $0, RESPECTIVELY)  $ 120,098,223   $  134,521,385
                                                                                =============   ==============


22                      See Notes to Financial Statements

PHOENIX SMALL-MID CAP FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS X
                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                JUNE 30, 2006                       YEAR ENDED DECEMBER 31,
                                                 (UNAUDITED)    ----------------------------------------------------------------
                                                                  2005          2004          2003          2002        2001
Net asset value, beginning of period             $  21.31       $  20.70      $  18.17      $  14.34      $  17.70    $  17.19
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                    (0.04)(4)      (0.04)(4)     (0.06)(4)     (0.05)(4)     (0.06)      (0.01)
    Net realized and unrealized gain (loss)          0.73           0.65          2.59          3.88         (3.30)       1.15
                                                 --------       --------      --------      --------      --------    --------
        TOTAL FROM INVESTMENT OPERATIONS             0.69           0.61          2.53          3.83         (3.36)       1.14
                                                 --------       --------      --------      --------      --------    --------
LESS DISTRIBUTIONS
    Dividends from net investment income               --             --            --            --            --       (0.01)
    Distributions from net realized gains           (0.65)            --            --            --            --       (0.62)
                                                 --------       --------      --------      --------      --------    --------
        TOTAL DISTRIBUTIONS                         (0.65)            --            --            --            --       (0.63)
                                                 --------       --------      --------      --------      --------    --------
Change in net asset value                            0.04           0.61          2.53          3.83         (3.36)       0.51
                                                 --------       --------      --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD                   $  21.35       $  21.31      $  20.70      $  18.17      $  14.34    $  17.70
                                                 ========       ========      ========      ========      ========    ========
Total return                                         3.34%(2)       2.95%        13.92%        26.71%       (18.98)%      6.40%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)        $ 69,048       $ 78,290      $ 92,838      $103,269      $ 98,112    $ 95,138

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               1.22%(3)       1.17%         1.15%         1.26%         1.22%       1.17%
    Net investment income (loss)                    (0.35)%(3)     (0.18)%       (0.32)%       (0.35)%       (0.38)%     (0.14)%
Portfolio turnover                                     17%(2)         22%           16%           17%           16%         17%

                                                                                CLASS A
                                                 ----------------------------------------------------------------------
                                                                                                         FROM INCEPTION
                                                 SIX MONTHS                                                AUGUST 30,
                                                    ENDED               YEAR ENDED DECEMBER 31,             2002 TO
                                                JUNE 30, 2006   ----------------------------------------  DECEMBER 31,
                                                 (UNAUDITED)      2005          2004          2003            2002
Net asset value, beginning of period             $  21.15       $  20.59      $  18.12      $  14.34      $  15.29
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                    (0.07)(4)      (0.09)(4)     (0.10)(4)     (0.09)(4)     (0.02)
    Net realized and unrealized gain (loss)          0.73           0.65          2.57          3.87         (0.93)
                                                 --------       --------      --------      --------      --------
        TOTAL FROM INVESTMENT OPERATIONS             0.66           0.56          2.47          3.78         (0.95)
                                                 --------       --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains           (0.65)            --            --            --            --
                                                 --------       --------      --------      --------      --------
        TOTAL DISTRIBUTIONS                         (0.65)            --            --            --            --
                                                 --------       --------      --------      --------      --------
Change in net asset value                            0.01           0.56          2.47          3.78         (0.95)
                                                 --------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                   $  21.16       $  21.15      $  20.59      $  18.12      $  14.34
                                                 ========       ========      ========      ========      ========
Total return(1)                                      3.23%(2)       2.72%        13.63%        26.36%        (6.21)%(2)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)        $ 35,290       $ 38,170      $ 73,825      $ 39,656      $  2,086

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               1.47%(3)       1.42%         1.41%         1.51%         1.47%(3)
    Net investment income (loss)                    (0.60)%(3)     (0.45)%       (0.55)%       (0.60)%        0.62%(3)
Portfolio turnover                                     17%(2)         22%           16%           17%           16%(2)

(1) Sales charges are not reflected in the total return calculation.

(2) Not annualized.

(3) Annualized.

(4) Computed using average shares outstanding.


                        See Notes to Financial Statements                     23

PHOENIX SMALL-MID CAP FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                                 ----------------------------------------------------------------------
                                                                                                         FROM INCEPTION
                                                 SIX MONTHS                                                AUGUST 30,
                                                    ENDED               YEAR ENDED DECEMBER 31,             2002 TO
                                                JUNE 30, 2006   ----------------------------------------  DECEMBER 31,
                                                 (UNAUDITED)      2005          2004          2003            2002
Net asset value, beginning of period             $  20.67       $  20.27      $  17.94      $  14.30      $  15.29
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                    (0.14)(4)      (0.23)(4)     (0.24)(4)     (0.20)(4)     (0.02)
    Net realized and unrealized gain (loss)          0.71           0.63          2.57          3.84         (0.97)
                                                 --------       --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS              0.57           0.40          2.33          3.64         (0.99)
                                                 --------       --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains           (0.65)            --            --            --            --
                                                 --------       --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                          (0.65)            --            --            --            --
                                                 --------       --------      --------      --------      --------
Change in net asset value                           (0.08)          0.40          2.33          3.64         (0.99)
                                                 --------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                   $  20.59       $  20.67      $  20.27      $  17.94      $  14.30
                                                 ========       ========      ========      ========      ========
Total return(1)                                      2.87%(2)       1.97%        12.99%        25.45%        (6.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)        $  3,257       $  3,960      $  4,404      $  2,709      $    626

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               2.22%(3)       2.19%         2.16%         2.26%         2.22%(3)
    Net investment income (loss)                    (1.35)%(3)     (1.19)%       (1.31)%       (1.35)%       (1.37)%(3)
Portfolio turnover                                     17%(2)         22%           16%           17%           16%(2)

                                                                                CLASS C
                                                 ----------------------------------------------------------------------
                                                                                                         FROM INCEPTION
                                                 SIX MONTHS                                                AUGUST 30,
                                                    ENDED               YEAR ENDED DECEMBER 31,             2002 TO
                                                JUNE 30, 2006   ----------------------------------------  DECEMBER 31,
                                                 (UNAUDITED)      2005          2004          2003            2002
Net asset value, beginning of period             $  20.69       $  20.30      $  17.96      $  14.31      $  15.29
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                    (0.14)(4)      (0.23)(4)     (0.24)(4)     (0.20)(4)     (0.03)
    Net realized and unrealized gain (loss)          0.71           0.62          2.58          3.85         (0.95)
                                                 --------       --------      --------      --------      --------
        TOTAL FROM INVESTMENT OPERATIONS             0.57           0.39          2.34          3.65         (0.98)
                                                 --------       --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains           (0.65)            --            --            --            --
                                                 --------       --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                          (0.65)            --            --            --            --
                                                 --------       --------      --------      --------      --------
Change in net asset value                           (0.08)          0.39          2.34          3.65         (0.98)
                                                 --------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                   $  20.61       $  20.69      $  20.30      $  17.96      $  14.31
                                                 ========       ========      ========      ========      ========
Total return(1)                                      2.86%(2)       1.92%        13.03%        25.59%        (6.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)        $ 12,504       $ 14,102      $ 17,845      $ 12,565      $    572

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                               2.22%(3)       2.19%         2.16%         2.26%         2.22%(3)
    Net investment income (loss)                    (1.35)%(3)     (1.19)%       (1.31)%       (1.35)%       (1.37)%(3)
Portfolio turnover                                     17%(2)         22%           16%           17%           16%(2)

(1) Sales charges are not reflected in the total return calculation.

(2) Not annualized.

(3) Annualized.

(4) Computed using average shares outstanding.


24                      See Notes to Financial Statements

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

      Phoenix Asset Trust (the "Trust") (formerly Phoenix-Kayne Funds) is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently three Funds are offered for sale (each a "Fund") The Phoenix CA Intermediate Tax-Free Bond Fund ("CA Bond Fund") is a non-diversified fund and seeks income exempt from federal and California state personal income taxes. The Phoenix Rising Dividends Fund ("Rising Dividends Fund") is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Phoenix Small-Mid Cap Fund ("Small-Mid Cap Fund") is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration.

      The Funds offer the following classes of shares for sale:

                                       Class X    Class A    Class B    Class C
                                       -------    -------    -------    -------
CA Bond Fund .......................      X          --         --         --
Rising Dividends Fund ..............      X          X          X          X
Small-Mid Cap Fund .................      X          X          X          X

      Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not completed their evaluation of the impact that will result from adopting FIN 48.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the CA Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITIES LENDING:

      Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      Kayne Anderson Rudnick Investment Management, LLC ("Kayne") (the "Adviser") is the investment adviser to the Funds. Kayne is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

CA Bond Fund ................................................   0.50%
Rising Dividends Fund .......................................   0.75%
Small-Mid Cap Fund ..........................................   0.85%

      The Adviser has contractually agreed to reimburse the CA Bond Fund's total annual operating expenses (excluding interest, taxes, and extraordinary expenses) through April 30, 2007, so that such expenses do not exceed 0.75%. The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-months (the "period") ended June 30, 2006, as follows:

                                       Class A        Class B         Class C
                                     Net Selling     Deferred        Deferred
                                     Commissions   Sales Charges   Sales Charges
                                     -----------   -------------   -------------
Rising Dividends Fund ............       $240          $8,427         $   80
Small-Mid Cap Fund ...............        878           6,575          2,615

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended June 30, 2006, the Trust incurred financial agent fees totaling $128,933.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as subtransfer agent. For the period ended June 30, 2006, transfer agent fees were $124,837 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Small-Mid Cap Fund .............................................      $4,746

      At June 30, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                       Aggregate
                                                                       Net Asset
                                                          Shares         Value
                                                          -------    -----------
Rising Dividends Fund
  Class B ......................................           7,442       $ 113,565
  Class C ......................................           7,437         113,563
Small-Mid Cap Fund..............................           1,806          37,186

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended June 30, 2006, were as follows:

                                                        Purchases       Sales
                                                       -----------   -----------
CA Bond Fund ...................................       $ 4,910,403   $10,236,415
Rising Dividends Fund ..........................        25,967,477    34,366,887
Small-Mid Cap Fund .............................        22,381,260    42,183,097

      There were no purchases or sales of long-term U.S. Government and agency securities for the period ended June 30, 2006.

5. 10% SHAREHOLDERS

      As June 30, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with PNX.

                                                                      % Shares
                                                                     Outstanding
                                                                     -----------
CA Bond Fund .............................................              70.8%
Rising Dividends Fund ....................................              11.6

6. ASSET CONCENTRATIONS

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      The CA Bond Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations. At June 30, 2006, the CA Bond Fund was invested 96.8% in California municipal securities.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who

PHOENIX ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                            Expiration Year
                              2006        2010         2011         Total
                            --------   ----------   ----------   -----------
Rising Dividends Fund ..    $     --   $6,937,638   $4,873,757   $11,811,395
Small-Mid Cap Fund .....     838,736           --           --       838,736

      The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Daniel T. Geraci
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and
   Chief Legal Officer

INVESTMENT ADVISER
Kayne Anderson Rudnick Investment
Management, LLC
1800 Avenue of the Stars, 2nd Floor
Los Angeles, CA 90067-4212

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                              1-800-243-1574
Advisor Consulting Group                          1-800-243-4361
Telephone Orders                                  1-800-367-5877
Text Telephone                                    1-800-243-1926
Web site                                          PHOENIXFUNDS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

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                                                                ---------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                                ---------------
[LOGO] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP1739                                                                     8-06
BPD27038


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Asset Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date    September 5, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date    September 5, 2006
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                          ------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date    September 5, 2006
     ---------------------------------------------------------------------------

 * Print the name and title of each signing officer under his or her signature.